Receivables (Tables)	12 Months Ended
Dec. 31, 2014
Accounts Receivable, Net, Current [Abstract]
Schedule Of Trade Accounts Receivables Net

	December 31,
	2014	2013
Accounts receivable - trade	$274,502	$369,559
Allowance for doubtful accounts	(2,973)	(1,526)
Accounts receivable - trade, net	$271,529	$368,033

Schedule Of Allowance For Doubtful Accounts
The following table presents the activity of our allowance for doubtful accounts for the periods indicated:

	December 31,
	2014	2013	2012
Balance at beginning of period	$1,526	$2,372	$1,044
(Credited) charged to costs and expenses	1,447	(86)	2,096
Amounts written off	—	(760)	(768)
Balance at end of period	$2,973	$1,526	$2,372